Loans and other financial assets at amortized cost - Changes in the loss allowance and gross carrying amount of due from banks (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		₩ 486,850,601
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Ending balance		549,165,419	₩ 486,850,601
Due from bank | Allowance for credit losses
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		(6,327)	(15,846)	₩ (12,317)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Net provision of allowance for credit losses				(5,254)
Net reversal of allowance for credit losses		1,697	9,874
Others	[1]	(50)	(355)	1,725
Ending balance		(4,680)	(6,327)	(15,846)
Due from bank | Stage 1 | Allowance for credit losses
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		(6,327)	(15,846)	(12,317)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Net provision of allowance for credit losses				(5,254)
Net reversal of allowance for credit losses		1,697	9,874
Others	[1]	(50)	(355)	1,725
Ending balance		(4,680)	(6,327)	(15,846)
Due from bank | Lifetime expected credit losses | Allowance for credit losses | Stage 2
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Net provision of allowance for credit losses				0
Net reversal of allowance for credit losses		0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Due from bank | Lifetime expected credit losses | Allowance for credit losses | Stage 3
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Net provision of allowance for credit losses				0
Net reversal of allowance for credit losses		0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc